Stockholders' Equity (Details) - shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity
Preferred stock, shares authorized	2,960,000	2,960,000	2,960,000
Non-qualified and incentive stock plans
Stockholders' Equity
Common stock reserved		9,818,392
Series C Preferred Stock
Stockholders' Equity
Preferred stock, shares authorized		3,000,000	3,000,000
Preferred stock, shares issued	40,000	40,000	40,000
Preferred stock, shares outstanding	40,000	40,000	40,000
Series A-1 Junior Participating Preferred Stock
Stockholders' Equity
Preferred stock, shares authorized		100,000